Other Investments - Schedule of Investment (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 11, 2026	Mar. 31, 2025
Disclosure Of Financial Assets [Line Items]
Total other investments	$ 12,756	$ 10,300	$ 972
Financial assets measured at FVOCI [Member]
Disclosure Of Financial Assets [Line Items]
Equity securities	12,106
Financial assets measured at FVTPL [Member]
Disclosure Of Financial Assets [Line Items]
Equity securities	317		591
Other securities	257		305
Financial Assets Measured at Amortised Cost [Member]
Disclosure Of Financial Assets [Line Items]
Other securities	$ 76		$ 76